UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2011
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    20 Corporate Park, Suite 400
            Irvine, CA 92606

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    February 13, 2011

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 83

Form 13F Information Table Value Total: $1,107,495,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
NORTHSTAR RLTY FIN CORP        COM              66704R100    22869  4794355 SH       SOLE                  4794355
ADFITECH INC                   COM              00687B105      743   251804 SH       SOLE                   251804
ARCHER DANIELS MIDLAND CO      COM              039483102    21939   767089 SH       SOLE                   767089
AEGON N V                      NY REGISTRY SH   007924103    16269  4046972 SH       SOLE                  4046972
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    21579   814293 SH       SOLE                   814293
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    15129   669421 SH       SOLE                   669421
BANK OF NEW YORK MELLON CORP   COM              064058100    22148  1112390 SH       SOLE                  1112390
BLACKROCK LTD DURATION INC T   COM SHS          09249W101     8105   507497 SH       SOLE                   507497
BP PLC                         SPONSORED ADR    055622104    22239   520325 SH       SOLE                   520325
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2410       21 SH       SOLE                       21
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    27253   357178 SH       SOLE                   357178
SIERRA BANCORP                 COM              82620P102     5758   654347 SH       SOLE                   654347
BLACKROCK CREDIT ALL INC TR    COM              092508100    15239  1254261 SH       SOLE                  1254261
CROWN HOLDINGS INC             COM              228368106    12572   374378 SH       SOLE                   374378
COMCAST CORP NEW               Cl A             20030N101     9318   393001 SH       SOLE                   393001
COMCAST CORP NEW               CL A SPL         20030N200    17794   755281 SH       SOLE                   755281
CNA FINL CORP                  COM              126117100    29484  1102206 SH       SOLE                  1102206
CNO FINL GROUP INC             COM              12621E103    21070  3339162 SH       SOLE                  3339162
CISCO SYS INC                  COM              17275R102    19032  1052658 SH       SOLE                  1052658
CENVEO INC                     COM              15670S105     8732  2568235 SH       SOLE                  2568235
EDISON INTL                    COM              281020107     4824   116518 SH       SOLE                   116518
EXCEL TR INC                   COM              30068C109    33167  2763905 SH       SOLE                  2763905
FIRSTENERGY CORP               COM              337932107     5991   135233 SH       SOLE                   135233
FIRST OPPORTUNITY FD INC       COM              33587T108     1621   260541 SH       SOLE                   260541
FIRST REP BK SAN FRAN CALI N   COM              33616C100     1207    39440 SH       SOLE                    39440
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    10890    25255 SH       SOLE                    25255
FRANKLIN UNVL TR               SH BEN INT       355145103     2638   394356 SH       SOLE                   394356
WESTERN ASSET VAR RT STRG FD   COM              957667108     6399   430902 SH       SOLE                   430902
GENERAL COMMUNICATION INC      CL A             369385109    21767  2223345 SH       SOLE                  2223345
GRAPHIC PACKAGING HLDG CO      COM              388689101     8696  2041403 SH       SOLE                  2041403
HOOPER HOLMES INC              COM              439104100     3148  5247252 SH       SOLE                  5247252
HARTFORD FINL SVCS GROUP INC   COM              416515104    20654  1271002 SH       SOLE                  1271002
HARTFORD FINL SVCS GROUP INC   DEP CONV PFD     416515708      219    11650 SH       SOLE                    11650
HUDSON PAC PPTYS INC           COM              444097109    26544  1874559 SH       SOLE                  1874559
HUNTSMAN CORP                  COM              447011107     1441   144058 SH       SOLE                   144058
INVESCO INSURED CALI MUNI SE   COM              46130W105     4416   306853 SH       SOLE                   306853
INVESCO CALI QLTY MUNI SEC     COM              46130M107       94     6854 SH       SOLE                     6854
NUVEEN FLOATING RATE INCOME    COM              67072T108     2619   241161 SH       SOLE                   241161
NUVEEN MULT CURR ST GV INCM    COM              67090N109     7369   608535 SH       SOLE                   608535
JOHNSON & JOHNSON              COM              478160104    27338   416872 SH       SOLE                   416872
JPMORGAN CHASE & CO            COM              46625H100    26222   788635 SH       SOLE                   788635
KEMPER CORP DEL                COM              488401100    23791   814479 SH       SOLE                   814479
LOEWS CORP                     COM              540424108    22867   607351 SH       SOLE                   607351
LIBERTY GLOBAL INC             COM SER A        530555101      603    14700 SH       SOLE                    14700
LIBERTY GLOBAL INC             COM SER C        530555309    18085   457628 SH       SOLE                   457628
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    17219   258233 SH       SOLE                   258233
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    24828   318108 SH       SOLE                   318108
MFS CHARTER INCOME TR          SH BEN INT       552727109     5883   642967 SH       SOLE                   642967
MFS MULTIMARKET INCOME TR      SH BEN INT       552737108     5269   784020 SH       SOLE                   784020
MTR GAMING GROUP INC           COM              553769100     1031   551543 SH       SOLE                   551543
MONTPELIER RE HOLDINGS LTD     SHS              G62185106     7544   425028 SH       SOLE                   425028
MERCK & CO INC NEW             COM              58933Y105    28719   761787 SH       SOLE                   761787
MICROSOFT CORP                 COM              594918104    29134  1122250 SH       SOLE                  1122250
MONTGOMERY STR INCOME SECS I   COM              614115103     2876   186376 SH       SOLE                   186376
NEWCASTLE INVT CORP            COM              65105M108     1620   348370 SH       SOLE                   348370
NEW ULM TELECOM INC.           COM              649060100      381    54443 SH       SOLE                    54443
OWENS ILL INC                  COM NEW          690768403    23746  1225259 SH       SOLE                  1225259
PENSKE AUTOMOTIVE GRP INC      COM              70959W103     3827   198782 SH       SOLE                   198782
PARK OHIO HLDGS CORP           COM              700666100     7932   444616 SH       SOLE                   444616
PARKWAY PPTYS INC              COM              70159Q104    19588  1986606 SH       SOLE                  1986606
Q E P INC                      COM              74727K102     6720   350017 SH       SOLE                   350017
ROCK-TENN CO                   CL A             772739207    21035   364566 SH       SOLE                   364566
SANDRIDGE ENERGY INC           COM              80007P307    14711  1802870 SH       SOLE                  1802870
SAFEGUARD SCIENTIFICS INC      COM NEW          786449207       17     1076 SH       SOLE                     1076
ISTAR FINL INC                 COM              45031U101      133    25130 SH       SOLE                    25130
SEMPRA ENERGY                  COM              816851109     2882    52393 SH       SOLE                    52393
SUPERVALU INC                  COM              868536103    19752  2432544 SH       SOLE                  2432544
SAFEWAY INC                    COM NEW          786514208    18951   900709 SH       SOLE                   900709
THL CR INC                     COM              872438106     6983   571886 SH       SOLE                   571886
TORCHMARK CORP                 COM              891027104    12660   291772 SH       SOLE                   291772
TERRENO RLTY CORP              COM              88146M101    16441  1085917 SH       SOLE                  1085917
TRAVELERS COMPANIES INC        COM              89417E109    23908   404049 SH       SOLE                   404049
TESORO CORP                    COM              881609101    15737   673683 SH       SOLE                   673683
VALERO ENERGY CORP NEW         COM              91913Y100    22419  1065018 SH       SOLE                  1065018
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    31751  1132764 SH       SOLE                  1132764
WELLS FARGO & CO NEW           COM              949746101    27907  1012607 SH       SOLE                  1012607
WINN DIXIE STORES INC          COM NEW          974280307    23143  2467259 SH       SOLE                  2467259
WILLIAMS COS INC DEL           COM              969457100     5409   163799 SH       SOLE                   163799
XL GROUP PLC                   SHS              G98290102    25158  1272536 SH       SOLE                  1272536
ASBURY AUTOMOTIVE GROUP INC    NOTE  3.000% 9/1 043436AG9     5176  5198000 SH       SOLE                  5198000
L-3 COMMUNICATIONS CORP        DEBT  3.000% 8/0 502413AW7     4736  4966000 SH       SOLE                  4966000
NII HLDGS INC                  NOTE  3.125% 6/1 62913FAJ1    10806 10717000 SH       SOLE                 10717000
NASH FINCH CO                  FRNT  1.631% 3/1 631158AD4     9171 20050000 SH       SOLE                 20050000